UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02809
                                   811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and
              Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 - 06/30/2008

Item 1 - Schedule of Investments

BlackRock Value Opportunities Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                    Beneficial
                                      Interest
                                         (000)   Mutual Fund                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                      $ 19,611   Master Value Opportunities LLC                                    $ 1,663,513,688
----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments (Cost - $1,893,788,020) - 100.1%                  1,663,513,688

                                                 Liabilities in Excess of Other Assets - (0.1%)                         (2,402,961)
                                                                                                                   ---------------
                                                 Net Assets - 100.0%                                               $ 1,661,110,727
                                                                                                                   ===============

o Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
      Inputs                                                        Securities
      --------------------------------------------------------------------------
      Level 1                                                                 --
      Level 2                                                    $ 1,663,513,688
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                      $ 1,663,513,688
      ==========================================================================

Master Value Opportunities LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                             Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.7%                       Curtiss-Wright Corp. (a)                                  589,300  $    26,365,282
                                                 Ladish Co., Inc. (b)                                      105,800        2,178,422
                                                                                                                    ---------------
                                                                                                                         28,543,704
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                  Republic Airways Holdings, Inc. (b)                       259,200        2,244,672
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.6%                           ArvinMeritor, Inc. (a)                                    795,900        9,932,832
                                                 Drew Industries, Inc. (a)(b)                               19,000          303,050
                                                                                                                    ---------------
                                                                                                                         10,235,882
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                             Human Genome Sciences, Inc. (b)                         1,052,300        5,482,483
                                                 Maxygen, Inc. (b)                                         850,451        2,883,029
                                                 Neurogen Corp. (b)                                      1,930,480        1,988,394
                                                 PDL BioPharma, Inc.                                       297,200        3,156,264
                                                 Savient Pharmaceuticals, Inc. (a)(b)                      164,800        4,169,440
                                                 Vical, Inc. (b)                                           746,940        2,517,188
                                                                                                                    ---------------
                                                                                                                         20,196,798
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.5%                         Ameron International Corp.                                 73,800        8,854,524
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.8%                           Investment Technology Group, Inc. (b)                     447,500       14,973,350
                                                 optionsXpress Holdings, Inc.                              450,600       10,066,404
                                                 Thomas Weisel Partners Group, Inc. (b)                    758,914        4,151,260
                                                                                                                    ---------------
                                                                                                                         29,191,014
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.4%                                 Spartech Corp. (a)                                        695,000        6,553,850
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.2%                          The Colonial BancGroup, Inc. (a)                        1,287,700        5,691,634
                                                 Cullen/Frost Bankers, Inc.                                105,700        5,269,145
                                                 First Horizon National Corp. (a)                          701,800        5,214,374
                                                 First Merchants Corp. (a)                                  76,800        1,393,920
                                                 First Midwest Bancorp, Inc.                             1,183,300       22,068,545
                                                 Glacier Bancorp, Inc. (a)                                 267,300        4,274,127
                                                 MetroCorp Bancshares, Inc.                                340,350        4,063,779
                                                 Provident Bankshares Corp. (a)                            583,800        3,724,644
                                                 S&T Bancorp, Inc.                                         232,100        6,744,826
                                                 Sterling Financial Corp. (a)                              387,050        1,602,387
                                                 United Bankshares, Inc.                                   208,700        4,789,665
                                                 Webster Financial Corp.                                   265,200        4,932,720
                                                                                                                    ---------------
                                                                                                                         69,769,766
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services                              Administaff, Inc. (a)                                     548,775       15,305,335
& Supplies - 2.6%                                Casella Waste Systems, Inc. (b)                           224,725        2,739,398
                                                 Heidrick & Struggles International, Inc. (a)              199,300        5,508,652
                                                 RSC Holdings, Inc. (a)(b)                                 265,787        2,461,188
                                                 Tetra Tech, Inc. (b)                                      789,000       17,847,180
                                                                                                                    ---------------
                                                                                                                         43,861,753
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.8%                  Black Box Corp.                                            37,700        1,025,063
                                                 Extreme Networks, Inc. (b)                              3,962,783       11,254,304
                                                 Tellabs, Inc. (b)                                       3,020,400       14,044,860
                                                 Westell Technologies, Inc. Class A (b)(c)               2,956,700        3,991,545
                                                                                                                    ---------------
                                                                                                                         30,315,772
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.4%                Chicago Bridge & Iron Co. NV                              189,300        7,537,926
                                                 EMCOR Group, Inc. (b)                                     295,800        8,439,174
                                                 Layne Christensen Co. (b)                                 173,100        7,580,049
                                                                                                                    ---------------
                                                                                                                         23,557,149
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.6%                    Smurfit-Stone Container Corp. (a)(b)                    2,408,400        9,802,188
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 1.3%             Universal Technical Institute, Inc. (a)(b)(c)           1,735,600       21,625,576
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                             Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.2%                      American Superconductor Corp. (a)(b)                      222,000  $     7,958,700
                                                 Belden, Inc.                                               38,200        1,294,216
                                                 Hubbell, Inc. Class B                                     281,100       11,207,457
                                                                                                                    ---------------
                                                                                                                         20,460,373
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 3.8%        Anixter International, Inc. (b)                            80,300        4,777,047
                                                 Ingram Micro, Inc. Class A (b)                          1,767,300       31,369,575
                                                 National Instruments Corp.                                269,500        7,645,715
                                                 Rofin-Sinar Technologies, Inc. (b)                        216,100        6,526,220
                                                 Tech Data Corp. (a)(b)                                    379,400       12,857,866
                                                                                                                    ---------------
                                                                                                                         63,176,423
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 7.4%               CARBO Ceramics, Inc. (a)                                  618,300       36,077,805
                                                 Dresser-Rand Group, Inc. (b)                              154,900        6,056,590
                                                 Hornbeck Offshore Services, Inc. (a)(b)                   163,900        9,261,989
                                                 Key Energy Services, Inc. (b)                             849,800       16,503,116
                                                 Rowan Cos., Inc. (a)                                      240,100       11,224,675
                                                 W-H Energy Services, Inc. (b)                             453,700       43,437,238
                                                                                                                    ---------------
                                                                                                                        122,561,413
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.4%                  The Andersons, Inc. (a)                                   179,000        7,287,090
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.4%                             Hain Celestial Group, Inc. (b)                            305,200        7,166,096
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                            Accuray, Inc. (a)(b)                                      298,600        2,176,794
& Supplies - 2.7%                                DexCom, Inc. (a)(b)                                       962,300        5,812,292
                                                 ev3, Inc. (a)(b)                                          222,600        2,110,248
                                                 Kinetic Concepts, Inc. (b)                                213,700        8,528,767
                                                 Mentor Corp. (a)                                          155,300        4,320,446
                                                 Micrus Endovascular Corp. (b)                             243,128        3,408,655
                                                 OraSure Technologies, Inc. (b)(c)                       2,694,130       10,076,046
                                                 Wright Medical Group, Inc. (b)                            290,200        8,244,582
                                                                                                                    ---------------
                                                                                                                         44,677,830
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.2%          AMERIGROUP Corp. (a)(b)                                   159,700        3,321,760
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 1.3%                    HLTH Corp. (b)                                            934,606       10,579,740
                                                 Merge Healthcare, Inc. (a)                              1,370,613        1,589,911
                                                 Omnicell, Inc. (b)                                        210,700        2,777,026
                                                 Phase Forward, Inc. (b)                                   336,000        6,037,920
                                                                                                                    ---------------
                                                                                                                         20,984,597
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.5%             Choice Hotels International, Inc.                         243,400        6,450,100
                                                 O'Charleys, Inc. (c)                                    1,825,400       18,363,524
                                                                                                                    ---------------
                                                                                                                         24,813,624
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.3%                        Champion Enterprises, Inc. (b)                            455,300        2,663,505
                                                 Furniture Brands International, Inc. (a)                1,175,800       15,708,688
                                                 KB Home (a)                                               197,900        3,350,447
                                                                                                                    ---------------
                                                                                                                         21,722,640
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.4%                               CACI International, Inc. Class A (b)                       56,100        2,567,697
                                                 Convergys Corp. (b)                                     1,437,400       21,359,764
                                                                                                                    ---------------
                                                                                                                         23,927,461
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.1%                                 Conseco, Inc. (a)(b)                                    3,044,000       30,196,480
                                                 HCC Insurance Holdings, Inc.                              895,500       18,930,870
                                                 IPC Holdings, Ltd.                                        627,900       16,670,745
                                                 Presidential Life Corp.                                   525,771        8,107,389
                                                 Protective Life Corp.                                     200,700        7,636,635
                                                 Stewart Information Services Corp.                        185,800        3,593,372
                                                                                                                    ---------------
                                                                                                                         85,135,491
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                             Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 2.2%              LoopNet, Inc. (a)(b)                                      511,300  $     5,777,690
                                                 RealNetworks, Inc. (b)                                  2,330,700       15,382,620
                                                 ValueClick, Inc. (b)                                      668,900       10,133,835
                                                 Vignette Corp. (b)                                        406,300        4,875,600
                                                                                                                    ---------------
                                                                                                                         36,169,745
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%            Affymetrix, Inc. (a)(b)                                   200,100        2,059,029
                                                 Exelixis, Inc. (a)(b)                                     539,900        2,699,500
                                                                                                                    ---------------
                                                                                                                          4,758,529
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 3.0%                                 EnPro Industries, Inc. (b)                                276,700       10,331,978
                                                 Kaydon Corp.                                               46,600        2,395,706
                                                 Mueller Industries, Inc.                                  190,400        6,130,880
                                                 RBC Bearings, Inc. (b)                                    227,700        7,586,964
                                                 Robbins & Myers, Inc. (a)                                 229,200       11,430,204
                                                 Wabash National Corp. (c)                               1,543,700       11,670,372
                                                                                                                    ---------------
                                                                                                                         49,546,104
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                                     Harte-Hanks, Inc. (a)                                   3,011,700       34,483,965
                                                 Playboy Enterprises, Inc. Class B (a)(b)(c)             1,595,800        7,883,252
                                                                                                                    ---------------
                                                                                                                         42,367,217
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.0%                           RTI International Metals, Inc. (b)                        123,200        4,388,384
                                                 Reliance Steel & Aluminum Co.                             294,700       22,718,423
                                                 Royal Gold, Inc. (a)                                      182,500        5,723,200
                                                                                                                    ---------------
                                                                                                                         32,830,007
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.6%                           OGE Energy Corp.                                        1,346,300       42,691,173
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%                          99 Cents Only Stores (b)                                  420,600        2,775,960
                                                 Dollar Tree, Inc. (b)                                     166,200        5,433,078
                                                                                                                    ---------------
                                                                                                                          8,209,038
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.9%               ATP Oil & Gas Corp. (a)(b)                                 53,200        2,099,804
                                                 Cabot Oil & Gas Corp. Class A                             259,900       17,603,027
                                                 Plains Exploration & Production Co. (b)                   225,691       16,468,672
                                                 Swift Energy Co. (a)(b)                                   591,100       39,048,066
                                                 Venoco, Inc. (b)                                          979,000       22,722,590
                                                                                                                    ---------------
                                                                                                                         97,942,159
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 1.3%                         Alberto-Culver Co.                                        850,600       22,345,262
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.3%                           Angiotech Pharmaceuticals, Inc. (a)(b)                    329,585          982,163
                                                 Auxilium Pharmaceuticals, Inc. (a)(b)                     205,300        6,902,186
                                                 King Pharmaceuticals, Inc. (a)(b)                         619,200        6,483,024
                                                 Medicis Pharmaceutical Corp. Class A                    1,791,600       37,229,448
                                                 Sciele Pharma, Inc. (a)                                   147,300        2,850,255
                                                                                                                    ---------------
                                                                                                                         54,447,076
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 6.3%     Brandywine Realty Trust                                 1,185,900       18,689,784
                                                 Capstead Mortgage Corp.                                   315,200        3,419,920
                                                 Cousins Properties, Inc. (a)                              873,000       20,166,300
                                                 Dupont Fabros Technology, Inc.                          1,101,100       20,524,504
                                                 FelCor Lodging Trust, Inc. (a)                          1,403,500       14,736,750
                                                 Friedman Billings Ramsey Group, Inc. Class A            2,765,955        4,148,932
                                                 Lexington Corporate Properties Trust (a)                1,244,700       16,965,261
                                                 MFA Mortgage Investments, Inc.                            924,500        6,027,740
                                                                                                                    ---------------
                                                                                                                        104,679,191
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                               Marten Transport Ltd. (b)                                 246,548        3,937,371
                                                 Vitran Corp., Inc. (b)(c)                                 668,921       10,027,126
                                                                                                                    ---------------
                                                                                                                         13,964,497
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                             Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.2%  DSP Group, Inc. (a)(b)                                  1,112,300  $     7,786,100
                                                 Mattson Technology, Inc. (b)                            1,992,700        9,485,252
                                                 Standard Microsystems Corp. (b)                            80,500        2,185,575
                                                 Trident Microsystems, Inc. (b)                             12,300           44,895
                                                 Zoran Corp. (b)                                         1,420,800       16,623,360
                                                                                                                    ---------------
                                                                                                                         36,125,182
-----------------------------------------------------------------------------------------------------------------------------------
Software - 8.8%                                  Bottomline Technologies, Inc. (b)(c)                    1,467,411       14,277,909
                                                 InterVoice, Inc. (b)                                      516,200        2,942,340
                                                 Kenexa Corp. (a)(b)                                       264,600        4,985,064
                                                 Lawson Software, Inc. (a)(b)                              697,100        5,067,917
                                                 Novell, Inc. (b)                                        1,984,500       11,688,705
                                                 Parametric Technology Corp. (a)(b)                      1,708,154       28,474,927
                                                 THQ, Inc. (a)(b)                                          598,400       12,123,584
                                                 TIBCO Software, Inc. (b)                                5,634,300       43,102,395
                                                 Unica Corp. (a)(b)                                        458,300        3,684,732
                                                 Wind River Systems, Inc. (a)(b)                         1,886,300       20,541,807
                                                                                                                    ---------------
                                                                                                                        146,889,380
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.3%                          AnnTaylor Stores Corp. (b)                                126,300        3,026,148
                                                 Foot Locker, Inc. (a)                                   1,610,000       20,044,500
                                                 RadioShack Corp.                                          608,600        7,467,522
                                                 The Talbots, Inc. (a)                                     727,200        8,428,248
                                                                                                                    ---------------
                                                                                                                         38,966,418
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                              Jones Apparel Group, Inc. (a)                             558,100        7,673,875
Luxury Goods - 0.6%                              Volcom, Inc. (a)(b)                                        80,700        1,931,151
                                                                                                                    ---------------
                                                                                                                          9,605,026
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.8%                Brookline Bancorp, Inc.                                   753,200        7,193,060
                                                 People's United Financial, Inc.                           643,300       10,035,480
                                                 Provident Financial Services, Inc. (a)                    378,000        5,295,780
                                                 Provident New York Bancorp                                590,400        6,529,824
                                                                                                                    ---------------
                                                                                                                         29,054,144
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies                                Applied Industrial Technologies, Inc. (a)                 623,100       15,060,327
& Distributors - 1.9%
                                                 H&E Equipment Services, Inc. (b)                          281,600        3,384,832
                                                 United Rentals, Inc. (b)                                  418,900        8,214,629
                                                 WESCO International, Inc. (b)                             122,800        4,916,912
                                                                                                                    ---------------
                                                                                                                         31,576,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Common Stocks - 93.3%                                          1,552,154,294
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                 iShares Russell 2000 Growth Index Fund (a)                222,700       16,969,740
                                                 iShares Russell 2000 Index Fund (a)                       289,400       19,977,282
                                                 KBW Regional Banking ETF (a)                              193,000        5,114,500
                                                 SPDR(R) Gold Trust (b)                                    206,300       18,855,820
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Exchange-Traded Funds - 3.6%                                      60,917,342
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Long-Term Investments
                                                 (Cost - $1,843,345,968) - 96.9%                                      1,613,071,636
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                        Beneficial
                                                                                                          Interest
                                                 Short-Term Securities                                       (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                 2.56% (d)(e)                                            $  24,498  $    24,497,944
                                                 BlackRock Liquidity Series, LLC Money Market Series,
                                                 2.70% (d)(e)(f)                                           317,828      317,828,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities
                                                 (Cost - $342,326,194) - 20.6%                                          342,326,194
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments
                                                 (Cost - $2,185,672,162*) - 117.5%                                    1,955,397,830

                                                 Liabilities in Excess of Other Assets - (17.5%)                       (291,884,142)
                                                                                                                    ---------------
                                                 Net Assets - 100.0%                                                $ 1,663,513,688
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,218,077,992
                                                                ===============
      Gross unrealized appreciation                             $   145,826,264
      Gross unrealized depreciation                                (408,506,426)
                                                                ---------------
      Net unrealized depreciation                               $  (262,680,162)
                                                                ===============

(a)   Security, or a portion of security, is on loan.
(b)   Non-income producing security.
(c) Investments in companies (whereby the Master LLC held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------
                                                Purchase        Sales         Realized        Dividend
      Affiliate                                   Cost           Cost        Gain (Loss)       Income
      -------------------------------------------------------------------------------------------------
      Bottomline Technologies, Inc.+          $ 6,390,815    $   495,223    $    95,570              --
      O'Charleys, Inc.                        $   227,816    $ 1,362,125    $  (631,156)    $   111,324
      OraSure Technologies, Inc.+             $ 1,905,114             --             --              --
      Playboy Enterprises, Inc. Class B+      $   127,990             --             --              --
      Universal Technical Institute, Inc.+    $   208,782    $   589,054    $  (234,032)             --
      Vitran Corp., Inc.*+                             --    $ 1,026,504    $  (294,142)             --
      Wabash National Corp.                            --    $   399,970    $  (195,511)    $    69,467
      Westell Technologies, Inc. Class A+              --    $ 2,453,789    $(1,489,565)             --
      -------------------------------------------------------------------------------------------------
      *     No longer an affiliated company as of report date.
      +     Non-income producing security.

(d)   Represents the current yield as of report date.
(e) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net
                                                      Activity         Interest
      Affiliate                                        (000)            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                           $   24,498       $  111,093
      BlackRock Liquidity Series, LLC
         Money Market Series                         $  317,828       $1,288,634
      Merrill Lynch Premier Institutional Fund       $ (498,644)              --
      --------------------------------------------------------------------------

(f)   Security was purchased with the cash proceeds from securities loans.

o For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Value Opportunities LLC
Schedule of Investments June 30, 2008 (Unaudited)

o Effective April 1, 2008, Master Value Opportunities LLC (the "Master LLC") adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Master LLC's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
      Inputs                                                        Securities
      --------------------------------------------------------------------------
      Level 1                                                    $ 1,613,071,636
      Level 2                                                        342,326,194
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                      $ 1,955,397,830
      ==========================================================================

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 22, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 22, 2008